Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000065485 | Brazil Letras do Tesouro NacionalFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000065485 | Peru Government BondsFR_B23HG0II9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000065485 | Peru Government BondsFR_B6797WII4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_ACI0725J7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of Poland Government BondsFR_ACI1YW3C6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Turkiye Government BondsFR_BP47SRII7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Colombia TESFR_ACI22YPY3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Korea Treasury BondsFR_ACI1VN206
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Mexico BonosFR_ACI01W4Q2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000065485 | China
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000065485 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065485 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000065485 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065485 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065485 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065485 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088912 | JPMorgan Chase & Co.FR_ACI198998
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088912 | UBS Group AGFR_ACI2B33K5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088912 | ING Groep NVFR_ACI2G2CQ9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Berkshire Hathaway, Inc.FR_ACI2RMSC7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Seven & i Holdings Co. Ltd.FR_ACI1T5B99
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | NTT Finance Corp.FR_ACI1TGW27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | NTT Finance Corp.FR_ACI2HF348
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Anheuser-Busch InBev SAFR_ACI0ZWXP5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banque Federative du Credit Mutuel SAFR_ACI1WTBR3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Societe Generale SAFR_ACI1YZM61
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000088912 | France
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000088912 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088912 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088912 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088912 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088912 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088912 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088912 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088912 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051964 | Japan Government Ten Year BondsFR_ACI2PWGV8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051964 | Japan Government Ten Year BondsFR_ACI2NL918
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051964 | Japan Government Ten Year BondsFR_ACI2RJRY7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051964 | China Government BondsFR_BGT0V3II4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051964 | Kingdom of Belgium Government BondsFR_B013L3II4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Canada Government BondsFR_135087R89
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | U.K. GiltsFR_B52WS1II5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Indonesia Treasury BondsFR_ACI00W7U1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | U.K. GiltsFR_BL6C77II0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Forty Year BondsFR_ACI2P7MX2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051964 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051964 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000051964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051965 | Spain Government Bonds Inflation-LinkedFR_BGN945II6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051965 | U.K. Inflation-Linked GiltsFR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | Spain Government Bonds Inflation-LinkedFR_ACI0C4ZS4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | Spain Government Bonds Inflation-LinkedFR_ACI0TWBZ4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | U.K. Inflation-Linked GiltsFR_B46CGHII6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI0C07B0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | New Zealand Government Bonds Inflation-LinkedFR_ACI09X300
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051965 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051965 | Colombia TESFR_BZ14YTII4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051965 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000051965 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051965 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000051965 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051965 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051965 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051965 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069669 | Australia Government BondsFR_ACI080Y41
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069669 | Australia Government BondsFR_ACI00ZQY5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Kingdom of Belgium Government BondsFR_B4PMNYII8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Mexico BonosFR_B1QGYRII9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Japan Government Ten Year BondsFR_ACI0L0SP6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Japan Government Ten Year BondsFR_ACI0R78M4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Japan Government Ten Year BondsFR_ACI0STYL8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Japan Government Ten Year BondsFR_ACI0VJX60
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Japan Government Five Year BondsFR_BNQNHJII3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Japan Government Five Year BondsFR_ACI214G53
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069669 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069669 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069669 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000069669 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%